Discontinued Operations (Details) - Schedule of reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations - Discontinued Operations [Member]
¥ in Thousands
12 Months Ended
Aug. 31, 2021 CNY (¥)
RMB
Cash and cash equivalents	¥ 2,881,737
Restricted cash, net of allowance	30,553
Accounts receivable, net of allowance	6,541
Amounts due from related parties, net of allowance	3,148
Other receivables, deposits and other assets, net of allowance	49,003
Inventories	23,200
Amounts due from continuing operations	333,270
Total current assets	3,327,452
Property and equipment, net	510,862
Land use rights, net	83,949
Intangible assets, net	78,373
Goodwill, net	231,386
Prepayments for construction contracts	3,863
Deferred tax assets, net	4,109
Operating lease right-of-use assets – non-current	157,813
Other non-current assets, net of allowance	13,335
Total non-current assets	1,083,690
TOTAL ASSETS	4,411,142
Short-term loan	77,500
Accounts payables	21,745
Amounts due to related parties	38,422
Accrued expenses and other current liabilities	512,404
Income tax payable	38,678
Operating lease liabilities – current	6,343
Contract liabilities	1,229,601
Refund liabilities	14,008
Amounts due to continuing operations	2,028,866
Total current liabilities	3,967,567
Deferred tax liabilities	22,959
Other non-current liabilities	2,213
Operating lease liabilities – non-current	157,136
Total non-current liabilities	182,308
TOTAL LIABILITIES	¥ 4,149,875